Expense Example {- Fidelity Advisor® Global Capital Appreciation Fund} - 10.31 Fidelity Advisor Global Capital Appreciation Fund - AMCI PRO-12 - Fidelity Advisor® Global Capital Appreciation Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Global Capital Appreciation Fund-Class A
Expense Example:
1 year	$ 693
3 years	943
5 years	1,212
10 years	1,978
Fidelity Advisor Global Capital Appreciation Fund-Class M
Expense Example:
1 year	498
3 years	810
5 years	1,145
10 years	2,088
Fidelity Advisor Global Capital Appreciation Fund-Class C
Expense Example:
1 year	302
3 years	624
5 years	1,073
10 years	2,317
Fidelity Advisor Global Capital Appreciation Fund - Class I
Expense Example:
1 year	91
3 years	284
5 years	493
10 years	$ 1,096